Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of compensation costs charged against income for the 2011 share incentive plan
	Years Ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0
	U.S. dollars in thousands

Cost of revenues	$63	$49	$65
Research and development expenses	159	90	109
Selling and marketing expenses	1	4	9
General and administrative expenses	35	28	30
	$258	$171	$213

Schedule of status of the 2011 share incentive plan
	Years Ended December 31,
	2 0 2 2		2 0 2 1		2 0 2 0
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price

Options outstanding at the beginning of year	269,500	$0.003	266,500	$0.003	352,000	$0.23
Changes during year:
Granted (a)	304,000	$0.003	172,000	$0.003	64,000	$0.003
Exercised	(67,000)	$0.003	(71,500)	$0.003	(89,500)	$0.003
Forfeited	(54,000)	$0.003	(96,500)	$0.003	(56,000)	$1.233
Expired	-	$0.003	(1,000)	$0.003	(4,000)	$2.688
Options outstanding at the end of year	452,500	$0.003	269,500	$0.003	266,500	$0.003
Options exercisable at the end of year	25,500	$0.003	30,000	$0.003	23,000	$0.003
Weighted average grant date fair value of options granted during the year (b)		$1.58		$1.79		$1.32

(a)	In the years ended December 31, 2022 and 2021 and 2020, the options were granted with an exercise price equal to par value of NIS 0.01 ($0.003).

(b)	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option pricing model with the following assumptions:

Schedule of stock option granted is computed on the date of grant according to the black-scholes option pricing model
	Years Ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0

Dividend yield	9.69%	8.73%	10.3%
Expected volatility*	30%	34%	22%
Average risk-free interest rate	1.99%	0.81%	0.53%
Expected average term - in years	3.88	3.88	3.88

*	Volatility is based on historical volatility of the Company’s share price for periods matching the expected term of the option until exercise.

Schedule of information about options outstanding and exercisable
	Options Outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	exercisable	average	Weighted
Range of	at	remaining	average	at	remaining	average
exercise	December 31,	contractual	exercise	December 31,	contractual	exercise
prices	2022	life	price	2022	life	price
		Years			Years

$0.003	452,500	3.7	$0.003	25,500	1.45	$0.003